FAIR VALUE MEASUREMENTS - The Group's financial assets and liabilities measured at fair value on a recurring basis (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Financial investments	$ 16,500,000
Financial investments	16,500
Total financial net assets	(16,500,000)
Fair Value, Measurements, Recurring
Marketable securities	78,066,000	$ 89,976,000
Financial assets related to foreign currency derivative hedging contracts	(5,143,000)	(812,000)
Total financial net assets	(72,923,000)	90,788,000
Fair Value, Inputs, Level 2 | Fair Value, Measurements, Recurring
Marketable securities	78,066,000	89,976,000
Financial assets related to foreign currency derivative hedging contracts	(5,143,000)	(812,000)
Total financial net assets	(72,923,000)	$ 90,788,000
NAV
Financial investments	16,500,000
Total financial net assets	$ (16,500,000)